Segmented information - Schedule of revenue and long-lived assets, by geographical areas (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 957,220	$ 769,539
Long-Lived Assets	1,169,843	673,517
Canada
Segment Reporting Information [Line Items]
Revenue	795,472	733,328
Long-Lived Assets	601,537	665,936
Australia
Segment Reporting Information [Line Items]
Revenue	151,789	24,187
Long-Lived Assets	568,306	7,581
United States
Segment Reporting Information [Line Items]
Revenue	$ 9,959	$ 12,024